Capital Management and Solvency - Schedule of Total Distributable Items (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Distributable items
Equity attributable to shareholders based on IFRS as adopted by the EU	€ 22,815	€ 22,449
Non-distributable items:
Share capital	(320)	(323)
Legal reserves	(9,697)	(8,570)
At December 31	€ 12,797	€ 13,556